CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 3,101,175	$ 2,914,180	$ 2,236,415
Cost of sales	(2,360,431)	(2,064,499)	(1,553,795)
Gross profit	740,744	849,681	682,620
Research and development expenses, net	(427,111)	(318,247)	(237,157)
Sales and marketing expenses	(35,796)	(35,034)	(41,876)
General and administration expenses	(197,899)	(157,371)	(213,177)
Other operating income (expense), net	44,957	177	31,594
Profit from operations	124,895	339,206	222,004
Interest income	27,090	11,243	5,199
Finance costs	(18,021)	(23,037)	(12,218)
Foreign exchange gains or losses	(12,694)	(1,640)	(26,349)
Other gains or losses, net	16,499	(2,113)	55,611
Share of (loss) profit of investment using equity method	(9,500)	(13,777)	(13,383)
Profit before tax	128,269	309,882	230,864
Income tax benefit (expense)	(1,846)	6,552	(8,541)
Profit for the year	126,423	316,434	222,323
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	23,213	(19,031)	(8,185)
Change in value of available-for-sale financial assets	(2,381)	807	452
Cash flow hedges	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method	17,646
Others	(131)	1	130
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans	(436)	1,520
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Profit (loss) for the year attributable to:
Owners of the Company	179,679	376,630	253,411
Non-controlling interests	(53,256)	(60,196)	(31,088)
Profit for the year	126,423	316,434	222,323
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	251,135	326,191	245,803
Non-controlling interests	(51,658)	(61,087)	(31,083)
Total comprehensive income (loss) for the year	$ 199,477	$ 265,104	$ 214,720
Earnings per share
Basic (in dollars per share)	$ 0.04	$ 0.09	$ 0.07
Diluted (in dollars per share)	$ 0.04	$ 0.08	$ 0.06